Derivatives and Hedging - Gains And Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Derivative instruments gains or losses (before tax)
Gains or losses excluded from the assessment of cash flow hedge effectiveness	$ 0	$ 0
Gains or losses excluded from the assessment of fair value hedge effectiveness	0	0
Gains or losses resulting from the discontinuance of cash flow hedges	0	0
Gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge	0	0
Derivatives not designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	(408)	(796)
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	(1,393)	6,852
Cash Flow Hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	5,994	(1,310)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	156	(14,591)
Fair Value Hedges | Derivatives designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	(327)	1,796
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	$ 267	$ 4,849